Discontinued Operations And Other Dispositions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended						1 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Feb. 29, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Feb. 10, 2012	Dec. 31, 2012 Florida [Member]	Sep. 30, 2012 Florida [Member] customer	Dec. 31, 2012 Florida [Member] customer	Dec. 31, 2012 Maine [Member]	Jul. 31, 2011 Maine [Member] customer	Dec. 31, 2012 Maine [Member] customer	Dec. 31, 2011 Maine [Member]	May 01, 2012 New York [Member]	Jul. 31, 2011 New York [Member] customer	Dec. 31, 2012 New York [Member] customer	Dec. 31, 2011 New York [Member]	Jun. 30, 2011 North Carolina [Member]	May 31, 2011 Missouri [Member]	Dec. 31, 2012 Missouri [Member] customer	Jan. 31, 2011 Texas [Member]	Dec. 31, 2012 Texas [Member] customer
Discontinued Operations And Other Dispositions [Line Items]
Number of customers										38,000	38,000		16,000	16,000			51,000	51,000				3,900		5,300
Water and wastewater to be sold									80
Water And Wastewater Systems As Percent Of Customers									56.00%
Cash at closing of definitive agreement									$ 49,200
Liabilities assumed by the purchaser for the sale of regulated water operations													17,364				23,000
Proceeds from sale of regulated water operations												36,870				36,688
Gain (loss) on sale												17,699						2,736
Gain (loss) on sale, after tax												10,821						1,874
Additional income tax expense			66,881	69,111	74,940	63,626	62,712								4,008				3,245
Proceeds on sale of water and wastewater utility system	120																			4,106	3,225		3,118
Gain on sale of water and wastewater utility system																				2,692			2,452
Percentage of utility system that assets represent	0.01%																			0.03%	0.07%		0.01%
Initial valuation payment		$ 16,911
Percentage of utility system that has been relinquished								0.40%